Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Asset, Net [Abstract]
Schedule of changes in cost and accumulated amortization for intangible asset
	Satellite System software	Accumulated amortization	Net Cost
January 1, 2016	$4,950,000	$82,500	$4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	495,000	(495,000)
December 31, 2017	$4,950,000	$1,072,500	$3,877,500